other income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
other income
Government assistance	$ 2	$ 3	$ 5	$ 6
Other sublet revenue	1		2	1
Investment income (loss), gain (loss) on disposal of assets and other	(2)	(3)	(5)	(9)
Interest income	1	1	2	2
Changes in business combination-related provisions		71		103
Total	$ 2	$ 72	$ 4	$ 103